Cover	Aug. 16, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K (“Amendment No. 1”) amends the Current Report on Form 8-K of Stryve Foods, Inc., a Delaware corporation (the “Company”), filed on July 26, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).
Document Period End Date	Aug. 16, 2021
Entity File Number	001-38785
Entity Registrant Name	STRYVE FOODS, INC.
Entity Central Index Key	0001691936
Entity Tax Identification Number	87-1760117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5801 Tennyson Parkway
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	987-5130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SNAX
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SNAXW
Security Exchange Name	NASDAQ